Trade and Other Receivables - Ageing of Trade Debtors and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provision matrix [line items]
Trade debtors $m	$ 366.8	$ 282.4
Corresponding allowance for loan losses ECL	33,162.0	23,817.4
Amounts due from exchanges, clearing houses and other counterparties	4,311.3	3,124.0
Amounts due from Prime Brokers	313.9	101.5
Settlement balances	2,045.2	593.8
Amounts receivable from clients	3,085.7	2,737.1
Amounts receivable from clients		2,737.0
Default funds and deposits	419.4	474.1
Loans receivable	283.5	89.8
Other debtors	150.1	104.5
Other current financial assets	10,609.1	7,224.7
Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	0.6	1.1
Other Current Receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	$ 16.7	$ 13.8
Current
Disclosure of provision matrix [line items]
Expected credit loss rate	0.17%	0.14%
Trade debtors $m	$ 286.2	$ 214.8
Amounts due from exchanges, clearing houses and other counterparties	4,306.5	3,114.2
Amounts due from Prime Brokers	313.9	101.5
Settlement balances	2,017.7	589.0
Amounts receivable from clients	3,078.8	2,724.1
Default funds and deposits	419.4	474.1
Loans receivable	283.2	89.7
Other debtors	149.6	103.7
Current | Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	$ 0.6	$ 1.0
Less than 30 days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.17%	0.14%
Trade debtors $m	$ 26.4	$ 24.2
Amounts due from exchanges, clearing houses and other counterparties	3.2	7.6
Amounts due from Prime Brokers	0.0	0.0
Settlement balances	26.1	4.4
Amounts receivable from clients	0.0	4.2
Default funds and deposits	0.0	0.0
Loans receivable	0.0	0.0
Other debtors	0.2	0.1
Less than 30 days | Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	$ 0.0	$ 0.1
31 to 60 days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.17%	0.14%
Trade debtors $m	$ 11.2	$ 11.4
Amounts due from exchanges, clearing houses and other counterparties	0.0	0.0
Amounts due from Prime Brokers	0.0	0.0
Settlement balances	1.0	0.1
Amounts receivable from clients	1.3	2.9
Default funds and deposits	0.0	0.0
Loans receivable	0.0	0.0
Other debtors	0.0	0.0
31 to 60 days | Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	$ 0.0	$ 0.0
61 to 90 days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.17%	0.14%
Trade debtors $m	$ 8.1	$ 7.4
Amounts due from exchanges, clearing houses and other counterparties	0.0	0.0
Amounts due from Prime Brokers	0.0	0.0
Settlement balances	0.2	0.1
Amounts receivable from clients	0.7	1.5
Default funds and deposits	0.0	0.0
Loans receivable	0.0	0.0
Other debtors	0.0	0.1
61 to 90 days | Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	$ 0.0	$ 0.0
91 to 120 days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.17%	0.14%
Trade debtors $m	$ 5.2	$ 4.1
Amounts due from exchanges, clearing houses and other counterparties	0.0	1.4
Amounts due from Prime Brokers	0.0	0.0
Settlement balances	0.0	0.1
Amounts receivable from clients	0.4	2.1
Default funds and deposits	0.0	0.0
Loans receivable	0.0	0.0
Other debtors	0.0	0.0
91 to 120 days | Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	$ 0.0	$ 0.0
More than 120 days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.17%	0.14%
Trade debtors $m	$ 29.7	$ 20.5
Amounts due from exchanges, clearing houses and other counterparties	1.6	0.8
Amounts due from Prime Brokers	0.0	0.0
Settlement balances	0.2	0.1
Amounts receivable from clients	4.5	2.2
Default funds and deposits	0.0	0.0
Loans receivable	0.3	0.1
Other debtors	0.3	0.6
More than 120 days | Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Corresponding allowance for loan losses ECL	$ 0.0	$ 0.0